Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 5,798	$ 6,571
Accrued interest	1,022	1,142
Accrued salaries and employee benefits	2,172	2,900
Cheques and other items in transit	2,080	2,440
Current income tax payable	256	275
Deferred tax liabilities	271	284
Defined benefit liability	2,652	3,302
Lease liabilities	5,833	6,095
Liabilities related to structured entities	5,286	5,898
Provisions	1,509	1,569
Total	$ 26,879	$ 30,476